RELATED PARTY TRANSACTIONS AND BALANCES (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Statement [Line Items]
Salaries, Benefits, And Consulting Fees	$ 273	$ 289	$ 886	$ 869
ICC [Member]
Statement [Line Items]
Salaries, Benefits, And Consulting Fees			$ 212	$ 215